Retirement Plans And Postretirement Benefits (Tables)	3 Months Ended
Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Components Of Consolidated Net Pension Costs Retirement Plans
The components of our consolidated net pension costs are set forth in the following table.

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Service cost	$400	$257	$525	$343	$610	$1,095
Interest cost	7,114	2,668	6,759	2,501	6,114	2,532
Expected return on assets	(6,385)	(2,166)	(6,688)	(2,225)	(6,520)	(2,299)
Amortization of prior service cost	—	53	—	26	—	24
Settlement loss	—	49	—	—	—	—
Mark-to-market loss	5,304	4,107	19,775	1,190	6,572	1,662
	$6,433	$4,968	$20,371	$1,835	$6,776	$3,014

Amounts Recognized In Other Comprehensive Income Retirement Plans
The primary driver of the mark-to-market losses in 2011 and 2012 was a decrease in the discount rate due to lower interest rates.
Amounts recognized in other comprehensive income:

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Amortization of prior service cost	$—	$(53)	$—	$(26)	$—	$(24)
Effect of exchange rates	—	(28)	—	(8)	—	3
Total recognized in other comprehensive loss	$—	$(81)	$—	$(34)	$—	$(21)
Total recognized in pension costs and other comprehensive loss	$6,433	$4,887	$20,371	$1,801	$6,776	$2,993

Reconciliation Of Pension Plans' Benefit Obligations, Fair Value Of Assets Retirement Plans
The reconciliation of the beginning and ending balances of our pension plans’ benefit obligations, fair value of assets, and funded status at December 31, 2011 and 2012 are:

	At December 31,
	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	$134,691	$54,875	$144,809	$73,217
Service cost	525	343	610	1,095
Interest cost	6,759	2,501	6,114	2,532
Participant contributions	—	124	—	347
Foreign currency exchange changes	—	(598)	—	3,153
Actuarial loss	11,871	18,940	8,695	2,995
Benefits paid	(9,037)	(2,968)	(8,759)	(3,028)
Net benefit obligation at end of year	$144,809	$73,217	$151,469	$80,311
Changes in Plan Assets:
Fair value of plan assets at beginning of year	$85,896	$48,774	$80,935	$65,960
Actual return on plan assets	(1,215)	13,398	8,643	3,668
Foreign currency exchange rate changes	—	(448)	—	2,919
Employer contributions	5,291	542	10,500	1,884
Participant contributions	—	124	—	347
Actuarial loss	—	6,538	—	—
Benefits paid	(9,037)	(2,968)	(8,759)	(3,028)
Fair value of plan assets at end of year	$80,935	$65,960	$91,319	$71,750
Funded status (underfunded):	$(63,874)	$(7,257)	$(60,150)	$(8,561)
Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$(287)	$—	$(266)
Amounts recognized in the statement of financial position:
Non-current assets	$—	$—	$—	$—
Current liabilities	(558)	(208)	(557)	(260)
Non-current liabilities	(63,316)	(7,048)	(59,593)	(8,301)
Net amount recognized	$(63,874)	$(7,256)	$(60,150)	$(8,561)

Fair Asset Values Of Plan Assets
The fair value of the plan assets by category is summarized below (dollars in thousands):

	December 31, 2011				December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
U.S. Plan Assets
Cash and cash equivalents	$1,001	—	—	$1,001	$1,516	—	—	$1,516
Collective trusts	—	79,934	—	79,934	—	$89,803	—	89,803
Total	$1,001	79,934	—	$80,935	$1,516	$89,803	—	$91,319
International Plan Assets
Cash and cash equivalents	$96	—	—	$96	$248	—	—	$248
Foreign government bonds	—	$1,022	—	1,022	—	1,107	—	1,107
Investment contracts	—	—	$56,114	56,114	—	—	$60,344	60,344
Fixed insurance contracts	—	—	8,728	8,728	—	—	10,051	10,051
Total	$96	$1,022	$64,842	$65,960	$248	$1,107	$70,395	$71,750

Fair Value Hierarchy, Assets At Fair Value
The following table presents the changes for those financial instruments classified within Level 3 of the valuation hierarchy for international plan pension assets for the years ended December 31, 2011 and 2012 (dollars in thousands):

	Investment Contracts	Fixed Insurance Contracts
Balance at January 1, 2011	$45,094	$1,743
Gain / contributions / currency impact	13,110	6,985
Distributions	(2,090)	—
Balance at December 31, 2011	56,114	8,728
Gain / contributions / currency impact	7,118	1,323
Distributions	(2,888)	—
Balance at December 31, 2012	$60,344	$10,051

Retirement Plan Weighted Average Asset Allocations
The following table presents our retirement plan weighted average asset allocations at December 31, 2012, by asset category:

	Percentage of Plan Assets at December 31, 2012
	US	Foreign
Equity securities	21%	—%
Fixed income, debt securities, or cash	79%	100%
Total	100%	100%
The following table presents our retirement plan weighted average target asset allocations at December 31, 2012, by asset category:

	Percentage of Plan Assets at December 31, 2012
	US	Foreign
Equity securities	20%	—%
Fixed Income	80%	100%
Total	100%	100%

Pension Plans With An Accumulated Benefit Obligation In Excess Of Plan Assets
Information for our pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2011 and 2012 follows:

	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Accumulated benefit obligation	$144,809	$72,075	$151,469	$78,595
Fair value of plan assets	80,935	64,938	91,319	71,750

Pension Plans With Projected Benefit Obligation In Excess Of Plan Assets
Information for our pension plans with a projected benefit obligation in excess of plan assets at December 31, 2011 and 2012 follows:

	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Projected benefit obligation	$144,809	$73,217	$151,469	$80,311
Fair value of plan assets	80,935	65,960	91,319	71,750

Projected Future Pension Plan Cash Flow By Year
Following is our projected future pension plan cash flow by year:

	U.S.	Foreign
	(Dollars in thousands)
Expected contributions in 2013:
Expected employer contributions	$6,298	$3,453
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2013	9,399	3,725
2014	9,343	4,211
2015	9,282	3,767
2016	9,294	4,248
2017	9,361	4,225
2018-2022	47,085	22,071

Components Of Net Postretirement Costs
The components of our consolidated net postretirement costs are set forth in the following table.

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Service cost	$—	$163	$—	$178	—	$183
Interest cost	685	1,074	583	1,064	497	1,024
Amortization of prior service credit	—	(193)	—	(201)	—	(199)
Plan amendment	—	—	—	—	—	1,170
Mark-to-market (gain) loss	(3,163)	1,121	(219)	1,538	60	551
	$(2,478)	$2,165	$364	$2,579	$557	$2,729

Recognized In Other Comprehensive Income Postretirement Benefit Plans
Amounts recognized in other comprehensive income are:

	For the Year Ended December 31,
	2010		2011		2012
	U.S.	Foreign	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Amortization of prior service cost	$—	$193	$—	$201	$—	$199
Effect of exchange rates	—	(131)	—	49	—	(53)
Total recognized in other comprehensive income	$—	$62	$—	$250	$—	$146
Total recognized in net post retirement cost (benefit) and other comprehensive income	$(2,478)	$2,227	$364	$2,829	$557	$2,875

Fair Value Of Assets Of, And The Funded Status Of, Postretirement Plans
The reconciliation of beginning and ending balances of benefit obligations under, fair value of assets of, and the funded status of, our postretirement plans is set forth in the following table:

	Postretirement Benefits at December 31,
	2011		2012
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Changes in Benefit Obligation:
Net benefit obligation at beginning of year	$14,475	$17,773	$14,316	$17,592
Service cost	—	178	—	183
Interest cost	583	1,064	497	1,024
Foreign currency exchange rates	—	(1,791)	—	(157)
Actuarial (gain) loss	(219)	1,625	60	541
Gross benefits paid	(523)	(1,257)	(1,367)	(1,165)
Plan amendment	—	—	—	1,170
Net benefit obligation at end of year	$14,316	$17,592	$13,506	$19,188
Changes in Plan Assets:
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Employer contributions	523	1,257	1,367	1,165
Gross benefits paid	(523)	(1,257)	(1,367)	(1,165)
Fair value of plan assets at end of year	$—	$—	$—	$—
Funded status:	$(14,316)	$(17,592)	$(13,506)	$(19,188)
Amounts recognized in accumulated other comprehensive loss:
Prior service credit	$—	$2,354	$—	$2,208
Amounts recognized in the statement of financial position:
Current liabilities	$(1,512)	$(1,077)	$(1,394)	$(1,132)
Non-current liabilities	(12,803)	(16,515)	(12,112)	(18,056)
Net amount recognized	$(14,315)	$(17,592)	$(13,506)	$(19,188)

Assumptions Used To Determine Net Pension Costs And Projected Benefit Obligations

	Pension Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine net cost:
Discount rate	4.98%	4.06%
Expected return on plan assets	6.74%	5.95%
Rate of compensation increase	3.02%	2.44%
Assumptions used to determine net postretirement benefit costs and postretirement projected benefit obligation are set forth in the following table:

	Postretirement Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine benefit obligations:
Discount rate	4.94%	4.44%
Health care cost trend on covered charges:
Initial	7.68%	7.52%
Ultimate	5.71%	5.94%
Years to ultimate	4	4

	Postretirement Benefit Costs At December 31,
	2011	2012
Weighted average assumptions to determine net cost:
Discount rate	5.52%	4.94%
Health care cost trend on covered charges:
Initial	6.68%	7.68%
Ultimate	5.66%	5.71%
Years to ultimate	1	3

	Pension Benefit Obligations At December 31,
	2011	2012
Weighted average assumptions to determine benefit obligations:
Discount rate	4.06%	3.58%
Rate of compensation increase	2.44%	2.44%

One-Percentage Point Change In Assumed Health Care Cost Trend Rates
A one-percentage point change in assumed health care cost trend rates would have the following effects at December 31, 2012:

	One Percentage Point Increase		One Percentage Point Decrease
	U.S.	Foreign	U.S.	Foreign
	(Dollars in thousands)
Effect on total service cost and interest cost components	$4	$137	$(2)	$(111)
Effect on benefit obligations	$145	$1,190	$(111)	$(979)

Projected Future Postretirement Cash Flow By Year
The following table represents projected future postretirement cash flow by year:

	U.S.	Foreign
	(Dollars in thousands)
Expected contributions in 2013:
Expected employer contributions	$1,394	$1,132
Expected employee contributions	—	—
Estimated future benefit payments reflecting expected future service for the years ending December 31:
2013	1,394	1,132
2014	1,365	1,136
2015	1,303	1,138
2016	1,236	1,127
2017	1,139	1,149
2018-2022	4,239	5,941

Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Service cost	$426	$489
Interest cost	2,150	1,985
Expected return on plan assets	(2,195)	(1,706)
Amortization of prior service cost	6	6
Net cost	$387	$774

Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Service cost	$46	$28
Interest cost	381	331
Amortization of prior service benefit	(49)	(50)
Plan amendment	—	—
Net cost	$378	$309